Performance Management - Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF	Feb. 09, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Once the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.wedbushfunds.com/funds/exeq or by calling the Fund toll-free at (866) 597-9452.

Performance One Year or Less [Text]	Once the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Website Address [Text]	www.wedbushfunds.com/funds/exeq
Performance Availability Phone [Text]	(866) 597-9452